SHARE-BASED COMPENSATION (Details) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2014	Dec. 31, 2013 item	Dec. 31, 2012 item
SHARE-BASED COMPENSATION
Maximum aggregate number of shares to be issued	2,330,000
Annual percentage increase in authorized shares on the first day of each of 2007, 2008 and 2009 prior to the year of amendment for awards other than incentive option shares	1.00%
Annual percentage increase in authorized shares on the first day of each calendar year from the year of amendment for awards other than incentive option shares	2.50%
Expiry term of share options		10 years
Number of shares to be granted after expiration		0
Options
Share Options
Total unrecognized compensation expense related to share-based compensation awards		417,697
Weighted-average period of recognition of compensation expense		7 months 21 days
Recognized compensation expense		1,321,239	2,186,407	3,433,077
Term for which the entity is listed			7 years
Assumptions used to estimate the fair value of stock options granted
Risk free rate (as a percent)			2.47%	3.15%
Volatility ratio (as a percent)			89.60%	78.79%
Dividend yield (as a percent)		0.00%
Annual exit rate (as a percent)			3.58%	3.49%
Exercise multiple			4.10	4.40
Number of Options
Options outstanding at the beginning of the period (in shares)		1,176,860
Exercised (in shares)		(307,810)
Forfeited (in shares)		(22,937)
Options outstanding at the end of the period (in shares)		846,113	1,176,860
Options vested or expected to be vested at the end of the period (in shares)		822,866
Options exercisable at the end of the period (in shares)		739,676
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)		11.73
Exercised (in dollars per share)		10.62
Forfeited (in dollars per share)		8.85
Options outstanding at the end of the period (in dollars per share)		12.21	$ 11.73
Options vested or expected to be vested at the end of the period (in dollars per share)		12.25
Options exercisable at the end of the period (in dollars per share)		12.59
Weighted Average Remaining Contract Terms
Options outstanding at the end of the period		5 years	6 years
Options vested or expected to be vested at the end of the period		4 years
Options exercisable at the end of the period		4 years
Aggregate Intrinsic Value
Options outstanding at the end of the period		11,793,938	22,405,886
Options vested or expected to be vested at the end of the period		11,476,756
Options exercisable at the end of the period		10,236,165
Weighted average grant-date fair value of options granted (in dollars per share)		0.00	$ 6.07	$ 2.22
Total intrinsic value of options exercised		7,493,277	$ 20,439,470	$ 38,958